Long-term debt	12 Months Ended
Dec. 31, 2023
Long-term Debt1 [Abstract]
Long-term debt	Long-term debt

	2023	2022
	$	$
Revolving credit facility:
Principal amount	150,000	—
Unamortized financing costs	(7,365)	—
	142,635	—
Equipment loans:
Fekola equipment loan facilities (net of unamortized transaction costs)	13,875	23,102
Goose equipment loan facility (net of unamortized transaction costs)	6,776	—
Masbate equipment loan facility (net of unamortized transaction costs)	—	872
	20,651	23,974

Lease liabilities	28,839	33,254

Total debt	192,125	57,228
Current portion	(16,256)	(15,519)
Long-term debt	175,869	41,709
The following is a continuity schedule of the Company's debt balances:

	Revolving credit facility	Equipment loans	Lease Liabilities	Total
	$	$	$	$

Balance at December 31, 2021	—	46,273	28,861	75,134
Lease liabilities incurred	—	—	11,882	11,882
Debt repayments	—	(19,802)	(6,616)	(26,418)
Foreign exchange gains	—	(2,716)	(2,218)	(4,934)
Non-cash interest and financing expense	—	219	1,345	1,564
Balance at December 31, 2022	—	23,974	33,254	57,228

Revolving credit facility draw downs	150,000	—	—	150,000
Lease liabilities incurred	—	—	5,457	5,457
Lease liabilities terminated	—	—	(6,341)	(6,341)
Debt acquired as part of Sabina acquisition (Note 6)	—	9,431	1,055	10,486
Debt repayments	—	(13,301)	(6,224)	(19,525)
Foreign exchange losses	—	410	330	740
Reclass of deferred financing costs from other assets (Note 12)	(8,311)	—	—	(8,311)
Non-cash interest and financing expense	946	137	1,308	2,391
Balance at December 31, 2023	142,635	20,651	28,839	192,125

Current portion	—	(11,316)	(4,940)	(16,256)
	142,635	9,335	23,899	175,869

Revolving credit facility

On December 16, 2021, the Company entered into a revised revolving credit facility ("RCF") agreement with its existing syndicate of banks. The maximum available for drawdown under the facility was $600 million with an accordion feature, available on the receipt of additional binding commitments, for a further $200 million. In July 2023, the available and undrawn capacity of the RCF was increased to $700 million under the accordion feature with the addition of the National Bank of Canada. The facility may be further increased to $800 million under the accordion feature any time prior to the maturity date of December 16, 2025.

The RCF bears interest on a sliding scale based on the Secured Overnight Financing Rate (“SOFR”) plus term credit spread adjustment in addition to a sliding scale premium between 2.00% to 2.50%. Commitment fees for the undrawn portion of the facility are also on a sliding scale basis between 0.450% and 0.563%. The term of the RCF is four years, maturing on December 16, 2025. Unamortized transaction costs on the RCF of $7 million are being amortized over the remainder of the facility term.

The Company has provided security on the RCF in the form of a general security interest over the Company’s assets and pledges creating a charge over the shares of certain of the Company’s direct and indirect subsidiaries. In connection with the RCF, the Company must also maintain certain ratios for leverage and interest coverage. As at December 31, 2023, the Company was in compliance with these debt covenants.

During the year-ended December 31, 2023, the Company drew down $150 million on the RCF leaving $550 million remaining available for future draw downs.

Subsequent to December 31, 2023, in February 2024, the Company repaid the drawn down balance on the RCF leaving $700 million available for future draw downs.
Fekola equipment loan facilities

During 2016, the Company entered into a Euro 71 million term equipment facility (the "first equipment facility") with Caterpillar Financial SARL, as Mandated Lead Arranger, and Caterpillar Financial Services Corporation, as original lender. The aggregate principal amount of up to Euro 71 million was available to the Company’s subsidiary, Fekola SA (the “Borrower”) to finance or refinance the mining fleet and other mining equipment at the Company's Fekola Mine in Mali and was fully utilized.

The Company is required to maintain a deposit in a debt service reserve account (“DSRA”) equal at all times to the total of the principal, interest and other payments that become payable over the next six months under the first equipment facility. At December 31, 2023, the balance in the DSRA account was Euro 1 million ($1 million equivalent).

Each equipment loan under the first equipment facility is repayable in 20 equal quarterly installments. The final repayment date shall be five years from the first disbursement under each equipment loan. The interest rate on each loan is a rate per annum equal to EURIBOR plus a margin of 5.10%. The Company and the Company’s subsidiary, Mali Mining Investments Limited, have guaranteed the first equipment facility and security is given over the equipment of the Borrower which has been financed by the first equipment facility, related warranty and insurance, and over the DSRA.

On September 29, 2020, the Company entered into a second term equipment facility (the "second equipment facility") with Caterpillar Financial Services Corporation for aggregate principal amount of up to the Euro equivalent of $40 million. The second equipment facility is available to the Company’s majority-owned subsidiary, Fekola SA (the “Borrower”) to finance or refinance up to 75% of the cost of the mining fleet and other mining equipment at the Company's Fekola Mine in Mali. The second equipment facility is available from the date of the agreement and ends on the earlier of the day when the new equipment facility is fully drawn and 12 months from date of the agreement. On October 26, 2020, the Borrower drew down the entire amount under the new equipment facility for proceeds of Euro 36 million.

Each equipment loan under both facilities is repayable in 20 equal quarterly installments. The final repayment date shall be five years from the first disbursement under each equipment loan. The interest rate on each loan is a rate per annum equal to EURIBOR plus a margin of 4.25%. The Company and its wholly-owned subsidiary, Mali Mining Investments Limited, have guaranteed the second equipment facility and security is given over the equipment of the Borrower which has been financed by the second equipment facility, related warranty and insurance. There is no requirement to maintain a DSRA for the second equipment facility.

Masbate equipment loan facility

On June 1, 2017, the Company entered into an $18 million term equipment facility with Caterpillar Financial Services Philippines Inc. The aggregate principal amount was available to the Company’s Philippines subsidiaries to finance or refinance the mining fleet and other mining equipment at the Company's Masbate Mine and was fully utilized.

Each equipment loan is repayable in 20 equal quarterly installments. The final repayment date shall be five years from the first disbursement under each equipment loan. The interest rate on each loan is a rate per annum equal to LIBOR plus a margin of 3.85%. The Company has guaranteed the equipment facilities and security is given over the equipment of the Borrower which has been financed by the equipment facility. During the year ended December 31, 2023, the Company fully repaid the outstanding balance under the equipment facility.

Goose Project equipment loan facilities

As part of the acquisition of Sabina (Note 6), the Company acquired a series of equipment loans with two suppliers for open pit and underground mining equipment. The loans for the open pit mining equipment are denominated in US dollars, bear interest at a floating rate of 3-month SOFR plus 4.25% and have four year terms. The loans for the underground mining equipment are denominated in Canadian dollars, bear interest at fixed rates between 3.0% and 5.7% and have four year terms.
Lease liabilities

For the year ended December 31, 2023, payments totalling $3 million (2022 - $7 million) relating to short-term leases (those with a term of 12 months or less) and $58 million (2022 - $13 million) relating to variable lease payments (including both lease and non-lease components) have been expensed in the Consolidated Statement of Operations.

The expected timing of undiscounted lease payments at December 31, 2023 for leases accounted for under IFRS 16 is as follows:

$

Less than one year	5,190
One to five years	15,101
More than five years	14,597
34,888

For the year ended December 31, 2023, the Company recognized depreciation expense of $6 million (2022 - $5 million) on right-of-use assets recognized under IFRS 16, Leases in the Consolidated Statement of Operations and made payments on these leases of $6 million (2022 - $7 million).

Debt repayment schedule

The following table summarizes the Company’s scheduled debt repayments on its outstanding debt as at December 31, 2023:

	2024	2025	2026	2027	2028	Total
	$	$	$	$	$	$

Revolving credit facility
Principal	—	150,000	—	—	—	150,000
Interest (estimated)	11,462	10,985	—	—	—	22,447

Fekola equipment loan facilities:
Principal	8,093	5,973	—	—	—	14,066
Interest (estimated)	569	154	—	—	—	723

Goose equipment loan facility:
Principal	3,225	2,878	673	—	—	6,776
Interest (estimated)	253	140	35	—	—	428

Lease liabilities
Principal	5,190	4,331	3,507	2,404	2,439	17,871
	28,792	174,461	4,215	2,404	2,439	212,311